Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1.	Nature of the Business and Basis of Presentation

Arsanis, Inc. (the “Company”) is a clinical-stage biopharmaceutical company focused on applying monoclonal antibody, or mAb, immunotherapies to address serious infectious diseases. The Company possesses a deep understanding of the pathogenesis of infection, paired with access to what the Company believes to be some of the most advanced mAb discovery techniques and platforms available today. The Company’s pipeline is comprised of mAbs targeting multiple serious bacterial and viral pathogens, including Staphylococcus aureus (“S. aureus”) and respiratory syncytial virus (“RSV”).

On June 28, 2018, the Company announced the discontinuation of its Phase 2 clinical trial of ASN100 for the prevention of S. aureus pneumonia in high-risk, mechanically ventilated patients following the completion of a planned interim analysis of unblinded trial data for 118 patients by an independent data review committee (“DRC”). Based on the results of this analysis, the DRC determined that the trial was futile, meaning that it was not likely to meet its primary end-point upon completion, and recommended that trial enrollment be discontinued. During the third quarter of 2018, the Company completed follow-up visits on patients dosed in the trial per the study protocol and intends to evaluate the complete dataset from the 154 patients that were enrolled in the trial to better understand the basis for this result. The Company expects to complete this evaluation in the fourth quarter of 2018 and has ceased further clinical development of ASN100, pending the results of this analysis. The Company currently does not expect to incur material costs for this program beyond the fourth quarter of 2018.

In light of the discontinuation of the clinical development of ASN100, the Company is considering strategic options that may potentially result in changes to its business strategy and future operations. Pending any decision to change its strategic direction, the Company’s current operating plan provides for its ongoing review of the data from the ASN100 clinical trial, the continued development of its ASN500 program, as well as supporting its collaborators across its ASN200 and ASN300 programs, both of which were outlicensed to subsidiaries of Bravos Biosciences, LLC during the first half of 2018.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, the Company’s ability to successfully execute on its strategic plans, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Any product candidates will require significant research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

On November 3, 2017, the Company effected a one-for-3.4130 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s redeemable convertible preferred stock. Accordingly, all share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

On November 20, 2017, the Company completed an initial public offering (“IPO”) of its common stock, and issued and sold 4,000,000 common shares at a price to the public of $10.00 per share. Concurrent to the IPO, (i) the Company issued an additional 600,000 common shares at a price of $10.00 per share pursuant to the exercise of the underwriters’ over-allotment option and (ii) New Enterprise Associates 16, L.P., or NEA, purchased 2,000,000 shares of the Company’s common stock at the initial per share public offering price of $10.00 in a private placement. The aggregate net proceeds to the Company from the IPO, inclusive of the over-allotment exercise, and the private placement were $58.1 million after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the IPO, all of the outstanding redeemable convertible preferred stock of the Company automatically converted into 7,180,483 shares of the Company’s common stock.

The Company had an accumulated deficit of $125.9 million at September 30, 2018. During the nine months ended September 30, 2018, the Company incurred a net loss of $33.7 million and used $33.8 million of cash in operations. The Company expects to continue to generate operating losses for the foreseeable future.

Based on its current operating plan, the Company expects that its cash and cash equivalents of $40.8 million as of September 30, 2018, will be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments for at least 12 months from the issuance date of these condensed consolidated financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. Although the Company has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Company, if at all. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations.

Arsanis is incorporated under the laws of the State of Delaware and is headquartered in Waltham, Massachusetts, with a wholly-owned subsidiary that is primarily focused on discovery research in Vienna, Austria.

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary, Arsanis Biosciences GmbH. All intercompany balances and transactions have been eliminated.

ARSANIS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	Nature of the Business and Basis of Presentation

Arsanis, Inc. (the “Company”) is a clinical-stage biopharmaceutical company focused on applying monoclonal antibody immunotherapies to address serious infectious diseases. The Company believes that its monoclonal antibodies (“mAbs”) offer a novel approach to address serious infectious diseases. Unlike antibiotics that propagate resistance, disrupt both disease-causing and beneficial bacteria and have adverse off-target effects, mAbs have the ability to precisely bind only to the intended target, thereby avoiding these undesired consequences. The Company’s lead product candidate, ASN100, is a first-in-class mAb therapeutic in Phase 2 clinical development for the prevention of Staphylococcus aureus pneumonia in high-risk, mechanically ventilated patients, a potentially life-threatening and costly infection for which there are no approved preventive therapies. In addition to ASN100, the Company’s preclinical pipeline is comprised of mAbs targeting multiple serious bacterial and viral pathogens, including respiratory syncytial virus (“RSV”).

Arsanis was incorporated under the laws of the State of Delaware and is headquartered in Waltham, Massachusetts, with European research and preclinical development operations headquartered in Vienna, Austria.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary, Arsanis Biosciences GmbH, after elimination of all significant intercompany accounts and transactions.

Reverse Stock Split

On November 3, 2017, the Company effected a one-for-3.4130 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s redeemable convertible preferred stock (see Note 11). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

Initial Public Offering

On November 20, 2017, the Company closed an initial public offering of its common shares, in which the Company issued and sold 4,000,000 common shares at a price to the public of $10.00 per share. Concurrent to the initial public offering, (i) the Company issued an additional 600,000 common shares at a price of $10.00 per share pursuant to the exercise of the underwriters’ over-allotment option and (ii) New Enterprise Associates 16, L.P., or NEA, purchased 2,000,000 shares of our common stock at the initial per share public offering price of $10.00 in a private placement. The aggregate net proceeds to the Company from the initial public offering, inclusive of the over-allotment exercise, and the private placement were $58.1 million after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the initial public offering, all of the outstanding redeemable convertible preferred stock of the Company automatically converted into 7,180,483 shares of the Company’s common stock.

Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. As of December 31, 2017, the Company had an accumulated deficit of $92.3 million. During the year ended December 31, 2017, the Company incurred a net loss of $33.9 million and used $27.9 million of cash in operations. The Company expects to continue to generate operating losses for the foreseeable future. Based on its current operating plan, the Company expects that its cash and cash equivalents of $76.8 million as of December 31, 2017, will be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments for at least 12 months from the issuance date of these financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. Although the Company has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Company, if at all. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations.